UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:              September 30, 2002
                                                            -------------------

Check here if Amendment: |_|;                        Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    CEO
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

 /s/ Michael B. Orkin        Norcross, Georgia              November 6, 2002
_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     93
                                        -------------

Form 13F Information Table Value Total: $   216,760
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      ----------------  ---------------- --------     ----    ------    ----
ALLIANT TECHSYSTEMS             COM              018804104     6,475   93,500   SH         Sole                93,500
ALLSTATE CORP.                  COM              020002101     2,645   74,400   SH         Sole                74,400
AMGEN INC                       COM              031162100       208    5,000   SH         Sole                 5,000
ANADARKO PETROLEUM CORP         COM              032511107     3,706   83,200   SH         Sole                83,200
ANHEUSER BUSCH COS INC          COM              035229103     3,294   65,100   SH         Sole                65,100
ARADIGM CORP.                   COM              038505103       233  110,900   SH         Sole               110,900
AT&T CORP COM                   COM              001957109     6,359  529,500   SH         Sole               529,500
BALL CORP.                      COM              058498106     4,596   91,200   SH         Sole                91,200
BECTON DICKINSON                COM              075887109     2,962  104,300   SH         Sole               104,300
BERKSHIRE HATHAWAY CL.B         COM              084670207       493      200   SH         Sole                   200
BIOTECH HOLDERS TRUST           COM              09067d201     3,747   48,100   SH         Sole                48,100
BRISTOL-MEYERS SQUIBB CO        COM              110122108     3,332  140,000   SH         Sole               140,000
CASELLA WASTE SYSTEMS           COM              147448104     1,423  221,300   SH         Sole               221,300
CISCO SYS INC COM               COM              17275R102       210   20,000   SH         Sole                20,000
CLEAN HARBORS, INC.             COM              184496107     1,309  141,100   SH         Sole               141,100
COCA COLA CO COM                COM              191216100     2,436   50,800   SH         Sole                50,800
COOPER CAMERON CORP.            COM              216640102     5,136  123,000   SH         Sole               123,000
DOVER CORP.                     COM              260003108       228    9,000   SH         Sole                 9,000
ENSCO INTERNATIONAL INC.        COM              26874q100     2,752  109,900   SH         Sole               109,900
EXXON MOBIL CORP.               COM              30231G102       351   11,008   SH         Sole                11,008
FINANCIAL SELECT SECTOR SPDR    COM              81369y605     4,651  225,000   SH         Sole               225,000
FOREST LABS INC.                COM              345838106       246    3,000   SH         Sole                 3,000
GAMESTOP CORP.                  COM              36466r101       204   10,000   SH         Sole                10,000
GLOBAL SANTAFE CORP.            COM              g3930e101     3,352  150,000   SH         Sole               150,000
HARRAH'S ENTERTAINMENT INC.     COM              413619107     2,420   50,200   SH         Sole                50,200
HARSCO CORP.                    COM              415864107     1,784   65,600   SH         Sole                65,600
INTUIT INC                      COM              461202103     4,243   93,200   SH         Sole                93,200
ITT INDUSTRIES                  COM              450911102     3,547   56,900   SH         Sole                56,900
JOHNSON & JOHNSON               COM              478160104     7,414  137,100   SH         Sole               137,100
KOREA ELEC POWER CORP ADR       COM              500631106       584   62,600   SH         Sole                62,600
LOCKHEED MARTIN                 COM              539830109     3,278  205,320   SH         Sole               205,320
MANDALAY RESORT GROUP           COM              562567107     1,600   47,700   SH         Sole                47,700
MGM MIRAGE                      COM              552953101     3,249   87,100   SH         Sole                87,100
MICROSOFT CORP                  COM              594918104       306    7,000   SH         Sole                 7,000
MISONIX, INC.                   COM              604871103       134   26,200   SH         Sole                26,200
NASDAQ 100                      COM              631100104     1,651  562,300   SH         Sole               562,300
NEWELL COMPANY                  COM              651229106     2,933   95,000   SH         Sole                95,000
NISSAN MOTOR CO.                COM              654744408       822   56,000   SH         Sole                56,000
NOKIA CORP SPONSORED ADR        COM              654902204       150   11,300   SH         Sole                11,300
NORTHROP GRUMMAN CORP           COM              666807102     6,143   49,525   SH         Sole                49,525
OFFICEMAX INC                   COM              67622m108     1,201  294,400   SH         Sole               294,400
PFIZER INC COM                  COM              717081103     2,774   95,600   SH         Sole                95,600
PHARMACEUTICAL HOLDERS TRUST    COM              71712a206     3,447   50,000   SH         Sole                50,000
PLACER DOME, INC.               COM              725906101       104   11,400   SH         Sole                11,400
PROTEIN DESIGN LABS             COM              74369l103     2,212  266,500   SH         Sole               266,500
REPUBLIC SERVICES               COM              760759100     4,300  228,700   SH         Sole               228,700
S&P 500 DEPOSITARY RECEIPT      COM              78462f103     9,812  364,500   SH         Sole               364,500
THE NEW JM SMUCKER CO.          COM              832696405     4,750  129,427   SH         Sole               129,427
TYCO INT'L LTD.                 COM              902124106     4,907  348,000   SH         Sole               348,000
WALT DISNEY                     COM              254687106       167   11,000   SH         Sole                11,000
WASHINGTON POST CL B            COM              939640108       292      450   SH         Sole                   450
WASTE MANAGEMENT INC            COM              94106l109     5,894  252,750   SH         Sole               252,750
WEIGHT WATCHERS INTL INC        COM              948626106     1,509   34,800   SH         Sole                34,800
iSHARES RUSSELL 2000            COM              464287655     9,659  135,000   SH         Sole               135,000
ACF PUT 2/22/03 10.00           PUT              03060r8nb     1,515    4,590   SH   PUT   Sole                 4,590
ACF PUTS 2/22/03 22.50          PUT              03060r8nx       486      340   SH   PUT   Sole                   340
ALD PUT 2/22/03 20.00           PUT              01903q8nd       568    2,185   SH   PUT   Sole                 2,185
ALOY PUT 2/22/03 15.00          PUT              0198558nc       298      451   SH   PUT   Sole                   451
AMAT PUTS 1/18/03 15.00         PUT              0382228mc       505    1,262   SH   PUT   Sole                 1,262
AMZN PUT 1/18/03 15.00          PUT              02313q8mc       260    1,236   SH   PUT   Sole                 1,236
BRCD PUT 1/18/03 15.00          PUT              1116218mc     1,300    1,733   SH   PUT   Sole                 1,733
CD PUTS 2/22/03 15.00           PUT              1513138nc       230      490   SH   PUT   Sole                   490
COF PUTS 3/22/03 35.00          PUT              14040h8og       492      794   SH   PUT   Sole                   794
DELL PUT 1/18/03 27.50          PUT              2469038my       476      953   SH   PUT   Sole                   953
EK PUTS 1/18/03 35.00           PUT              2774618mg       510      560   SH   PUT   Sole                   560
EP PUTS 1/18/03 15.00           PUT              28336l8mc       942    1,385   SH   PUT   Sole                 1,385
FBF PUT 1/18/03 20.00           PUT              3390308md       409    1,669   SH   PUT   Sole                 1,669
FLM PUT 1/18/03 12.50           PUT              3391308mv       813    1,084   SH   PUT   Sole                 1,084
FNM PUTS 3/22/03 70.00          PUT              3135868on       910      700   SH   PUT   Sole                   700
GT PUT 1/18/03 15.00            PUT              3825508mc       882    1,400   SH   PUT   Sole                 1,400
GT PUTS 4/16/03 15.00           PUT              3825508pc       208      320   SH   PUT   Sole                   320
HC PUT 3/22/03 10.00            PUT              41076880b       452    1,558   SH   PUT   Sole                 1,558
HDI PUT 11/16/02 50.00          PUT              4128228wj       242      425   SH   PUT   Sole                   425
HI PUTS 1/18/03 40.00           PUT              4418158mh     1,175      971   SH   PUT   Sole                   971
INTC PUT 1/18/03 20.00          PUT              4581408md     1,056    1,704   SH   PUT   Sole                 1,704
JPM PUTS 3/22/03 25.00          PUT              46625h8oe     1,042    1,302   SH   PUT   Sole                 1,302
KMX PUT 1/18/03 22.50           PUT              1727378mx       805    1,202   SH   PUT   Sole                 1,202
KRB PUT 3/22/03 20.00           PUT              55262l80d       955    2,449   SH   PUT   Sole                 2,449
LRCX PUT 1/18/03 20.00          PUT              5129048md       540      500   SH   PUT   Sole                   500
MXT PUTS 1/18/03 10.00          PUT              5915988mb       917    1,223   SH   PUT   Sole                 1,223
NLS PUTS 01/18/03 30.00         PUT              63910b8mf       650      631   SH   PUT   Sole                   631
NVLS PUTS 3/23/03 30.00         PUT              6700088of       618      600   SH   PUT   Sole                   600
PHSY PUT 1/18/03 25.00          PUT              6951148me       243      640   SH   PUT   Sole                   640
PHSY PUTS 2/22/03 20.00         PUT              6951128nd       207    1,010   SH   PUT   Sole                 1,010
PLMD PUT 12/21/02 40.00         PUT              7317388xh       603      431   SH   PUT   Sole                   431
PLMD PUTS 3/22/03 25.00         PUT              7317388oe     1,567    2,902   SH   PUT   Sole                 2,902
QLGC PUT 1/18/03 35.00          PUT              7472778mg       979      941   SH   PUT   Sole                   941
RIMM PUT 3/22/03 12.5           PUT              76097580v       262      690   SH   PUT   Sole                   690
SLAB PUTS 4/19/03 20.00         PUT              8269198pd       345      606   SH   PUT   Sole                   606
SPW PUT 3/22/03 105.00          PUT              78463580a       431      295   SH   PUT   Sole                   295
SRCL PUT 2/22/03 35.00          PUT              8589128ng       215      500   SH   PUT   Sole                   500
XLNX PUTS 3/22/03 22.50         PUT              9839198ox       711      900   SH   PUT   Sole                   900
XRX PUT 4/19/03 7.5             PUT              9841218pu       307    1,060   SH   PUT   Sole                 1,060

REPORT SUMMARY                                93 DATA RECORDS 216,760            1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
